Accounting Policies, by Policy (Policies)	12 Months Ended
Dec. 31, 2021
Accounting Policies [Abstract]
Basis of Presentation

Basis of Presentation

The Company’s consolidated financial statements have been prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”). The consolidated financial statements include the accounts of the Company and its wholly-owned subsidiaries. All significant intercompany balances and transactions have been eliminated in consolidation.

Use of Estimates

Use of Estimates

The preparation of financial statements in conformity with U.S. GAAP requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities as of the balance sheet date, as well as reported amounts of revenues and expenses during the reporting periods. The areas with significant estimates and judgments include, among others, contingent Earn-Out shares liability, stock-based compensation, the fair value of the Company’s Common Stock and Preferred Stock, valuation of the convertible notes and the related embedded derivative, SAFE (as defined below), Warrants and warrant liability on Legacy Xos Preferred Stock. Management bases its estimates on historical experience and on various other assumptions believed to be reasonable, the results of which form the basis for making judgments about the carrying values of assets and liabilities. Actual results could differ from those estimates, and such differences could be material to the Company’s financial statements.

Reclassifications

Reclassifications

Certain prior period balances have been reclassified to conform to the current period presentation in the consolidated financial statements and the accompanying notes, including classification of operating expenses in the consolidated statements of operations and comprehensive income (loss) and other liabilities table in the selected balance sheet data note. The Company reclassified a portion of its payroll related expenses in general and administrative to sales and marketing and research and development. Additionally, the Company reclassified depreciation expense to general and administrative expense. These reclassifications have no effect on previously reported consolidated financial statements.

Revenue Recognition

Revenue Recognition

The Company generates revenue from the sale of its commercial electric vehicles, powertrains and battery packs, the licensing of its software systems, and warranty contracts. ASC 606, Revenue from Contracts with Customers, requires the Company to recognize revenue in a way that depicts the transfer of promised goods or services to customers in an amount that reflects the consideration to which the entity expects to be entitled in exchange for those goods or services. The Company determines revenue recognition by applying the following steps:

1. Identifying the contract with a customer;

2. Identifying the performance obligations in the contract;

3. Determining the transaction price;

4. Allocating the transaction price to the performance obligations; and

5. Recognizing revenue as the performance obligations are satisfied.

The Company recognizes revenue primarily consisting of product sales, inclusive of shipping and handling charges, net of estimates for customer allowances. Revenue contracts are identified when an enforceable agreement has been made with a customer. Performance obligations are identified in the contract for each distinct products provided within the contract. Revenue is measured as the amount of consideration the Company expects to receive in exchange for transferring products. All revenue is recognized when the Company satisfies its performance obligations under the contract. Any deposits from customers represent contract liabilities. The Company recognizes revenue by transferring the promised products to the customer, with the revenue recognized at the point in time the customer takes control of the products as agreed in the contracts. The Company recognizes revenue for shipping and handling charges at the time the products are delivered to or picked up by the customer. The majority of its contracts have a single performance obligation, which is met at the point in time that the product is delivered, and title passes to the customer, and are short term in nature.

Cash and Cash Equivalents

Cash and Cash Equivalents

The Company considers all highly liquid investments with original maturities of three months or less at the time of purchase as cash equivalents for which cost approximates fair value. Portions of the balance of cash and cash equivalents were held in financial institutions, various money market funds and short-term commercial paper. Money market funds have floating net asset values and may be subject to gating or liquidity fees. The likelihood of realizing material losses from cash and cash equivalents, including the excess of cash balances over federally insured limits, is remote.

Restricted Cash	Restricted Cash Restricted cash includes those cash accounts for which the use of funds is restricted by any contract or bank covenant, including letters of credit.
Accounts Receivable, Net

Accounts Receivable, Net

The Company records unsecured and non-interest bearing accounts receivable at the gross invoice amount, net of any allowance for doubtful accounts. The Company maintains its allowance for doubtful accounts at a level considered adequate to provide for potential account losses on the balance based on management’s evaluation of past losses, current customer conditions, and the anticipated impact of current economic conditions. As of December 31, 2021 and December 31, 2020, we did not have allowance for doubtful accounts.

Investments in Marketable Debt Securities, Available-for-Sale

Investments in Marketable Debt Securities, Available-for-Sale

The Company maintains a portfolio of investments in a variety of fixed and variable rate debt securities, including U.S. treasuries, corporate debt, asset-backed securities and other, non-U.S. government and supranational bonds and certificate of deposit. The Company considers its investments in marketable debt securities to be available-for-sale, and accordingly, are recorded at their fair values. The Company determines the appropriate classification of investments in marketable debt securities at the time of purchase. Interest along with amortization of purchase premiums and accretion of discounts from the purchase date through the estimated maturity date, including consideration of variable maturities and contractual call provisions, are included in other income (expenses), net in the consolidated statements of net and comprehensive income. The Company typically invests in highly-rated debt securities, and its investment policy generally limits the amount of credit exposure to any one issuer. The policy requires substantially all investments to be investment grade, with the primary objective of minimizing the potential risk of principal loss. See “Note 7 – Investments in Marketable Debt Securities, Available-for-Sale” for additional information.

The Company reviews quarterly its investment portfolio of all securities in an unrealized loss position to determine if an impairment charge exists. As of December 31, 2021, we did not recognize any impairment on marketable debt securities - available-for-sale.

Inventories, Net

Inventories, Net

The Company’s inventory, which includes raw materials, work in-process, and finished goods, is carried at the lower of cost or net realizable value. Inventory is valued using average costing, as that method accurately reflects the frequency of the Company’s inventory purchases. In the case of manufactured inventories and work in progress, cost includes an appropriate share of production overheads based on operating capacity during the COVID-19 pandemic.

At the end of each reporting period, the Company evaluates whether its inventories are damaged, obsolete, or have material changes in price or other causes, and if so, a loss is recognized in the period in which it occurs. Inventory write-downs are also based on reviews for obsolescence determined primarily by future demand forecasts. If the Company’s inventory on-hand is in excess of future demand forecast, the excess amounts are written-off. The Company reserves for any excess or obsolete inventories when it is believed that the net realizable value of inventories is less than the carrying value.

Prepaid Expenses and Other Current Assets

Prepaid Expenses and Other Current Assets

Prepaid expenses and other current assets primarily consists of equipment deposits, prepaid insurance, prepaid inventory, prepaid license & subscriptions, and assets held-for-sale. The Company made contractual advance payments to suppliers during 2021 for inventory to secure the raw materials needed for production and research and development purposes. Amortization expense is calculated using the straight-line method over the stated term of the prepaid assets and properly classified into the corresponding expense account.

Assets held-for-sale are being measured at the lower of their carrying value and fair value less costs to sell. Any impairment incurred will be expensed in the period incurred. The valuation of these assets will be measured on a quarterly basis.

Income Taxes

Income Taxes

The Company applies the asset and liability method of accounting for income taxes. Deferred tax assets and liabilities are recognized for the future tax consequences attributable to differences between financial statement carrying amounts of existing assets and liabilities and their respective tax bases, as well as net operating losses and tax credit carryforwards. Deferred tax assets and liabilities are measured using enacted tax rates expected to apply to taxable income in the years in which those temporary differences are expected to be realized or settled. The effect on deferred tax assets and liabilities of a change in tax rates is recognized as income or expense in the period that includes the enactment date.

In assessing the realizability of deferred income tax assets, ASC 740 requires a more likely than not standard be met. If the Company determines that it is more likely than not that deferred income tax assets will not be realized, a valuation allowance must be established. The Company records a valuation allowance, when necessary, to reduce deferred tax assets to the amount expected to be realized. Estimates of the realizability of deferred tax assets, as well as its assessment of whether an established valuation allowance should be reversed, are based on projected future taxable income, the expected timing of the reversal of deferred tax liabilities, and tax planning strategies. When evaluating whether projected future taxable income will support the realization of deferred tax assets, the Company considers both its historical financial performance and general economic conditions. In addition, the Company considers the time frame over which it would take to utilize the deferred tax assets prior to their expiration.

The Company utilizes a two-step approach to recognizing and measuring uncertain income tax positions. The first step is to evaluate the tax position for recognition by determining if the weight of available evidence indicates it is more likely than not that the position will be sustained upon examination by the Internal Revenue Service (“IRS”) or other taxing authorities, including resolution of related appeals or litigation processes. The second step is to measure the tax benefit as the largest amount which is more than 50% likely of being realized upon ultimate settlement. The Company considers many factors when evaluating and estimating tax positions and tax benefits, which may require periodic adjustments and may not accurately forecast actual outcomes.

Property, Plant and Equipment, net

Property, Plant and Equipment, net

Property, plant, and equipment and leasehold improvements are stated at cost, less accumulated depreciation. Depreciation expense is calculated using the straight-line method over the estimated useful lives of the asset, while leasehold improvements are amortized over the shorter period of the estimated life of the lease term. Depreciation expense is included in cost of goods sold, general and administrative expense and research and development expense on our consolidated statements of operations and comprehensive income (loss).

Construction in progress is comprised primarily of production equipment, tooling, and leasehold improvements related to the manufacturing of the Company’s products, including all costs of obtaining the asset and bringing it to the facilities in the condition necessary for its intended use. There is no depreciation provided for assets in construction in progress. Once completed, the assets are transferred to their respective asset classes, and depreciation begins when an asset is ready for its intended use.

The estimated useful lives to calculate depreciation and amortization of property, plant, and equipment and leasehold improvements consisted of the following:

Asset Category	Years
Equipment	5 years
Vehicles	5 years
Leasehold improvements	Shorter of the lease term or 15 years
Furniture and fixtures	5 years
Computers software and related equipment	3 to 5 years

The Company capitalizes additions, renewals, and improvements greater than $5,000, while repairs and maintenance are expensed as incurred. When property and equipment is retired or otherwise disposed of, the related cost and accumulated depreciation are removed from the accounts, and any gain or loss on the disposition is recorded in the consolidated statements of operations and comprehensive income (loss) as a component of other income (expenses), net.

The Company evaluates its fixed assets for impairment whenever events or changes in circumstances indicate that the carrying amount of an asset may not be recoverable. The Company measures recoverability by comparing the carrying amount to the future undiscounted cash flows that the asset or asset group is expected to generate. If the asset or asset group is not recoverable, its carrying amount would be adjusted down to its fair value. No impairment losses of property, plant and equipment were recognized for the years ended December 31, 2021 and 2020.

Warranty Liability

Warranty Liability

In the current period and going forward, the Company provides customers with a product warranty that assures that the products meet standard specifications and are free for periods typically between 2 to 5 years. We accrue a warranty reserve for the products sold by us, which includes our best estimate of the projected costs to repair or replace items under warranties and recalls if identified. These estimates are based on actual claims incurred to date and an estimate of the nature, frequency and costs of future claims. These estimates are inherently uncertain given our relatively short history of sales, and changes to our historical or projected warranty experience may cause material changes to the warranty reserve in the future. Claims incurred under the Company’s standard product warranty programs are recorded based on open claims. No claims were incurred for the year ended December 31, 2021. The Company recorded warranty liability within other current liabilities in the consolidated balance sheets for the year ended December 31, 2021. The Company did not record warranty liability for the year ended December 31, 2020 because the product warranty was only provided on 2021 sales.

The reconciliation of the change in the Company’s product liability balances for the years ended December 31, 2021 and 2020 consisted of the following (in thousands):

	December 31, 2021	December 31, 2020
Warranty liability, beginning of period	$—	$—
Reduction in liability (payments)	$—	$—
Increase in liability (new warranties)	$177	$—
Warranty liability, end of period	$177	$—

Public and Private Placement Warrants

Public and Private Placement Warrants

The warrants to purchase shares of Common Stock at an exercise price of $11.50 per share originally issued in connection with NextGen’s initial public offering (the “Public Warrants”) and the warrants to purchase Common Stock originally issued in a private placement in connection with the initial public offering of NextGen (the “Private Placement Warrants are recognized as derivative liabilities in accordance with ASC 815.

The Private Placement Warrants are identical to the Public Warrants, except that the Private Placement Warrants and the shares of Common Stock issuable upon exercise of the Private Placement Warrants were not transferable, assignable or salable until September 19, 2021, subject to certain limited exceptions. Additionally, the Private Placement Warrants will be non-redeemable so long as they are held by the initial purchasers or their permitted transferees. If the Private Placement Warrants are held by someone other than the initial purchasers or their permitted transferees, the Private Placement Warrants will be redeemable by the Company and exercisable by such holders on the same basis as the Public Warrants.

The Company determined the fair value of its Public Warrants based on the publicly listed trading price of such Warrants as of the valuation date. Accordingly, the Public Warrants are classified as Level 1 financial instruments. Additionally, since the Private Placement Warrants are substantially the same as the Public Warrants, the Company determined the fair value of its Private Placement Warrants based on the Public Warrant trading price. Accordingly, the Public Warrants are classified as Level 2 financial instruments.

Contingent Earn-out Interests Liability

Contingent Earn-out Interests Liability

Earn-out Shares represent a freestanding financial instrument classified as liabilities on the accompanying consolidated balance sheets as the Company determined that these financial instruments are not indexed to the Company’s own equity in accordance with ASC 815, Derivatives and Hedging. Earn-out Shares liability were initially recorded as fair value in the Business Combination and are adjusted to fair value at each reporting date with changes in fair value recorded in change in fair value of Earn-Out Shares liability in the consolidated statements of operations and comprehensive income (loss).

The earn-out triggers included a change of control provision within five years of the Closing, and achieving certain volume weighted average share prices (“VWAPs”) within five years of the Closing. These conditions result in the instrument failing indexation guidance and are properly reflected as a liability as of December 31, 2021.

Convertible Notes

Convertible Notes

In prior years, the Company issued convertible notes, which were convertible upon the Company obtaining additional equity financing, or in some cases, a change in control. At such time, the note holder will receive a calculated number of shares based on the additional equity financing. Certain notes provide a conversion discount to the share price at the time of the additional equity financing. The Company carries the convertible note liability at the outstanding principal balance, net of debt discounts, which approximates fair value.

The convertible notes were principally a debt financial instrument host containing embedded features and /or options which would otherwise be required to be bifurcated from the debt hosts and recognized as separate derivative liabilities subject to initial and subsequent periodic estimated fair value measurements under ASC 815. To the extent it is meaningful, the other income (expense) of the convertible note fair value adjustment is presented in a single line in the consolidated statements of operations and comprehensive income (loss).

All convertible notes were converted during the fourth quarter of 2020 and first quarter of 2021 as part of the Series A financing.

SAFE

SAFE

On October 30, 2020, the Company issued Simple Agreement for Future Equity agreement totaling $30,000 to Elemental Excelerator (the “SAFE”) in the amount of $30,000.

Conversion or cash-out events: In the event of an equity financing in which the Company issues and sells Preferred Stock for the purpose of raising capital, the SAFE will convert into a series of Preferred Stock of the Company. The SAFE will convert into the number of shares of Preferred Stock equal to $30,000 divided by 80% of the per share price of the equity financing event. SAFE holder will either receive cash for their note, or shares of the Company’s Common Stock if a liquidity event were to occur before the expiration or termination of the SAFE. In the event of a dissolution, the SAFE holder will receive the purchase amount, due and payable immediately prior to, or concurrent with, the consummation of the dissolution event. The SAFE will terminate or expire upon either the issuance of capital stock to the investor, or payment of the amount due to the investor.

Preference upon dissolution: Should the Company dissolve or wind-up operations prior to a conversion or cash-out event, SAFE holder will be paid back their purchase amount prior to the distribution of assets to common stock investors and concurrent with payments for other Convertible Securities and/or Preferred Stock.

In February 2021, the SAFE was converted into shares of Class A Preferred Stock. The SAFE holder contributed an additional $620,000 in cash and the SAFE Note in exchange for 76,471 shares of Class A Preferred Stock.

Leases

Leases

The Company accounts for arrangements as a lease under ASC 840, Leases (“ASC 840”), if the arrangement conveys the right to control property, plant, or equipment for a period in exchange for consideration. The Company determines if an arrangement is a lease, or contains a lease, at inception, which is the date the underlying asset is made available for use by the lessor. The Company evaluates all leases for capital or operating classification at their inception. Equipment leases are classified as capital leases, the Company recognizes interest expense associated with the capital lease liability and depreciation expense associated with the capital lease asset. Current portion of the lease liability is based on lease payments due within twelve months of the balance sheet date, and the capital liabilities are increased by interest and reduced by payments each period. The Company’s remaining leases are classified as operating leases. Rent expense is recognized on a straight-line basis over the lease term. The difference between the rent due under the stated periods of the lease compared to that of the straight-line basis is recorded as deferred rent within other current liabilities and other long-term liabilities within the consolidated balance sheets.

The leases have remaining terms from 1 to 6 years.

Research and Development Costs

Research and Development Costs

The Company’s research and development costs are related to developing new products and services and improving existing products and services. Research and development costs consist primarily of personnel-related expenses, consultants, engineering equipment and supplies, and design and testing expenses. Research and development expenses have been expensed as incurred and included in the consolidated statements of operations and comprehensive loss. The Company is investing in the continued development and improvement of its battery systems and technology as well as its chassis design.

Advertising

Advertising

Advertising costs are expensed as incurred and are included within selling and marketing expenses in the consolidated statements of operations and comprehensive income (loss). Advertising expenses for the years ended December 31, 2021 and 2020 totaled approximately $378,000 and $18,000, respectively.

Stock-Based Compensation

Stock-Based Compensation

The Company accounts for stock-based compensation in accordance with ASC 718, Compensation — Stock Compensation, under which shared based payments that involve the issuance of Common Stock to employees and non-employees and meet the criteria for equity-classified awards are recognized in the financial statements as compensation expense based on the fair value on the date of grant.

Prior to the Business Combination, the Company issued stock options to purchase shares of common stock (“Options”) to employees and non-employees under the Xos, Inc. 2018 Stock Plan (the “2018 Stock Plan”). The Company allows employees to exercise options prior to vesting. The Company considers the consideration received for the early exercise of an option to be a deposit and the related amount is recorded as a liability. The liability is relieved when the options vest. The Company has the right to repurchase any unvested (but issued) shares upon termination of service of an employee at the original exercise price. The Company stopped issuing options under the 2018 Stock Plan in the fourth quarter of 2020.

The Company estimated the fair value of options on the date of the grant using the Black-Scholes option pricing model. Each of the Black-Scholes inputs generally require significant judgement, including the assumptions discussed below.

1.	Fair value of Common Stock – equals the closing stock price on the day of award grant.

●	Expected term – the expected term represents the period that the Company’s Options are expected to be outstanding and is determined based on the “simplified” method, as prescribed in SEC Staff Accounting Bulletin (SAB) No. 107. The expected term of non-employee options is equal to the contractual term.

●	Risk-free rate – the risk-free interest rate is based on the interest rate payable on the U.S. Treasury securities with an equivalent expected term of the options.

●	Expected volatility – the Company determines the price volatility factor based on the historical volatilities of several publicly listed peer companies as the Company does not have trading history for its Common Stock.

●	Expected dividend yield – the expected dividend yield assumption is based on the Company’s current expectations about its anticipated dividend policy.

After the Business Combination, the Company issues restricted stock units (“RSUs”) to employees and non-employees under the Xos, Inc. 2021 Equity Incentive Plan (the “2021 Stock Plan”). The Company initially values RSUs based on the grant date closing price of the Company’s common stock. For awards with periodic vesting, the Company recognizes the related expense on a straight-line basis over the requisite service period for the entire award, subject to periodic adjustments to ensure that the cumulative amount of expense recognized through the end of any reporting period is at least equal to the portion of the grant date value of the award that has vested through that date. The Company accounts for forfeitures prospectively as they occur.

If there are any modifications or cancellations of the underlying unvested share-based awards, the Company may be required to accelerate, increase or cancel any remaining unrecognized or previously recorded stock-based compensation expense.

Net Income (Loss) per Share

Net Income (Loss) per Share

Basic income (loss) is computed using the weighted-average number of common shares outstanding during the period. Diluted income (loss) per share is computed using the weighted-average number of common shares and the dilutive effect of the number of ordinary shares that would have been outstanding if all potentially dilutive ordinary shares had been issued, using the treasury stock method, in accordance with ASC 260, Earnings Per Share.

The dilutive impacts of contingently issuable earn-out shares have been excluded from the diluted income (loss) per share calculation as the necessary conditions to be issued have not been satisfied. The dilutive impacts of common stock issuable upon the exercise of out-of-the-money Public and Private Placement Warrants have been excluded from the diluted income (loss) per share calculation.

Concentrations of Credit and Business Risk

Concentrations of Credit and Business Risk

Financial instruments that potentially subject the Company to concentrations of credit risk consist of cash accounts in a financial institution, which, at times, may exceed the Federal Depository Insurance Corporation coverage limit of $250,000. As of December 31, 2021 and 2020, the Company has not experienced losses on this account and management believes the Company is not exposed to significant risks on such accounts.

During the year ended December 31, 2021, three customers accounted for 10%, 38%, and 46%, respectively of the Company’s revenues. During the year ended December 31, 2020, three customers accounted for 11%, 40%, and 49% of the Company’s revenues.

Defined Contribution Plan

Defined Contribution Plan

We have a 401(k) savings plan that is intended to qualify as a deferred salary arrangement under Section 401(k) of the Internal Revenue Code. Under the 401(k) savings plan, participating employees are auto enrolled to 3% of their eligible compensation, subject to certain limitations. We did not make any contributions to the 401(k) savings plan during the years ended December 31, 2021 and 2020.

Recent Accounting Pronouncements Issued and Adopted

Recent Accounting Pronouncements Issued and Adopted:

ASC 718, Compensation — Stock Compensation: In June 2018, the FASB issued ASC 718, Compensation — Stock Compensation, as part of its simplification initiative to identify and refine areas where cost and complexity can be refined while providing more useful information to users of financial statements. The new guidance requires equity classified stock-based payment awards issued to nonemployees to be measured on the grant date, instead of being re-measured through the performance completion date under the previous guidance.

The Company adopted ASC 718 as part of its issuance and implementation of the 2018 Stock Plan.

Recent Accounting Pronouncements Issued and not yet Adopted

Recent Accounting Pronouncements Issued and not yet Adopted:

ASC 842, Leases: In February 2016, the FASB issued ASU 2016-02, Leases (Topic 842), as subsequently amended, which sets out the principles for the recognition, measurement, presentation and disclosure of leases for both parties to a contract (i.e., lessees and lessors), and replaces the existing guidance in ASC 840, Leases. The new standard also requires lessees to recognize operating and finance lease liabilities and corresponding right-of-use (“ROU”) assets on the balance sheet and to provide enhanced disclosures surrounding the amount, timing and uncertainty of cash flows arising from leasing arrangements. The Company is required to adopt the standard on January 1, 2022 and is currently evaluating the full impact that ASU 2016-02 will have on the financial statements and related disclosures.

The Company will adopt the new standard effective January 1, 2022, and the Company’s consolidated balance sheets will be impacted by the recording of a lease liability and right of use asset (“ROU”) for its current operating leases. The Company will elect the basket of transition practical expedients which includes not needing to reassess: (1) whether any expired or existing contracts are or contain leases, (2) the lease classification for any expired or existing leases, and (3) direct costs for any existing leases. Adoption of the ASU 2016-02 will result in the recognition of ROU assets and lease liabilities for operating leases of approximately $5.2 million and $5.2 million, respectively, as of January 1, 2022. The Company will recognize ROU assets and finance lease liabilities for its existing equipment finance leases, based on the carrying value of the leased asset and capital lease obligation recognized under ASC 840. Upon adoption the Company, in determining ROU assets, also considered currently recorded amounts related to differences in straight line lease expense and cash lease payments and prepaid rent. Accordingly, the adoption of the new standard will have a material impact on the Company’s consolidated balance sheets but will not have a material impact on the Company’s consolidated statements of operations and comprehensive income (loss).

ASU 2016-13, Financial Instruments — Credit Losses (“ASU 2016-13”): In June 2016, the FASB issued ASU 2016-13, the Company will be required to use an expected-loss model for its marketable debt securities, available-for sale, which requires that credit losses be presented as an allowance rather than as an impairment write-down. Reversals of credit losses (in situations in which the estimate of credit losses declines) is permitted in the reporting period that the change occurs. Current U.S. GAAP prohibits reflecting reversals of credit losses in current period earnings. At December 31, 2021, the Company had $149.5 million in marketable debt securities, available for sale which would be subject to this new standard. As of December 31, 2021, these marketable debt securities, available for sale have an average credit rating of AA- and no impairment write-downs have been recorded. The Company is currently evaluating the impact of this new standard on its investment policy and investments and does not expect the standard to have a material impact on its financial statements at adoption or in subsequent periods. The Company expects to adopt the new standard effective January 1, 2023.